Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Don E. Felice

dfelice@stradley.com

(215) 564-8794

December 17, 2020

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”)
1933 Act Registration No. 33-87762
1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of the Value Equity, Growth Equity, Institutional U.S. Equity, International Equity, Institutional International Equity, Emerging Markets, Core Fixed Income, Corporate Opportunities, U.S. Government Fixed Income Securities, Inflation Protected Securities, U.S. Corporate Fixed Income Securities, U.S. Mortgage/Asset Backed Fixed Income Securities, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolios (the “Portfolios”) of the Registrant in connection with a Special Meeting of Shareholders to be held on February 5, 2021 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about January 11, 2021.

At the Special Meeting, shareholders of the Portfolios will be asked to approve new portfolio management agreements between Parametric Portfolio Associates, LLC (all Portfolios) and WCM Investment Management, LLC (the International and Institutional International Portfolios only) and the Trust related to those respective Portfolios. The Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

Questions concerning this information statement may be directed to me at (215) 564-8794.

Sincerely yours,

Don E. Felice